PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7.5%
260,611  Vanguard FTSE
Developed Markets
ETF
$ 13,762,867
7.5
Total Exchange-Traded
Funds
(Cost $10,934,215)
13,762,867
7.5
MUTUAL FUNDS : 92.5%
Affiliated Investment Companies : 92.5%
407,656  Voya Intermediate
Bond Fund - Class R6
3,660,750
2.0
1,148,223  Voya Large Cap Value
Portfolio - Class R6
7,371,589
4.0
858,627  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
9,204,476
5.0
2,615,719  Voya Multi-Manager
International Equity
Fund - Class I
29,426,843
16.0
589,776  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,422,659
3.5
95,489  Voya Russell
TM
Large
Cap Growth Index
- Class I
7,337,339
4.0
58,098
(1)
Voya Small Cap
Growth Fund - Class
R6
2,764,313
1.5
278,217  Voya Small Company
Fund - Class R6
4,593,370
2.5
3,396,649  Voya U.S. Stock Index
Portfolio - Class I
68,034,883
37.0
262,621  VY
®
Invesco Comstock
Portfolio - Class I
5,549,188
3.0
474,078  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
13,762,481
7.5
599,273  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
6,388,255
3.5
58,584  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
5,501,030
3.0
Total Mutual Funds
(Cost $147,260,303)
170,017,176
92.5
Total Long-Term
Investments
(Cost $158,194,518)
183,780,043
100.0
Total Investments in
Securities
(Cost $158,194,518) $ 183,780,043 100.0
Liabilities in Excess
of Other Assets (10,221) 0.0
Net Assets $ 183,769,822 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 13,762,867 $ — $ — $ 13,762,867
Mutual Funds 170,017,176 — — 170,017,176
Total Investments, at fair value $ 183,780,043 $ — $ — $ 183,780,043
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 3,114,800 $ 2,539,704 $ (2,049,072) $ 55,318 $ 3,660,750 $ 90,103 $ 1,501 $ —
Voya Large Cap Value Portfolio -
Class R6
6,951,529 824,243 (1,391,906) 987,723 7,371,589 14,520 (218,080) 347,169
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
11,429,183 688,621 (4,551,446) 1,638,118 9,204,476 — (772,223) —
Voya Multi-Manager International
Equity Fund - Class I
14,485,231 15,018,664 (3,218,065) 3,141,013 29,426,843 — (422,495) —
Voya Multi-Manager International
Factors Fund - Class I
14,453,795 1,117,162 (15,103,605) (467,352) — — 1,408,908 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
4,811,481 2,431,847 (1,803,799) 983,130 6,422,659 — (233,126) —
Voya Russell
TM
Large Cap Growth
Index - Class I
6,227,492 1,212,043 (947,220) 845,024 7,337,339 28,724 443,287 251,866
Voya Small Cap Growth Fund -
Class R6
2,480,855 142,814 (273,217) 413,861 2,764,313 — 59,036 —
Voya Small Company Fund - Class
R6
4,165,590 661,917 (607,934) 373,797 4,593,370 — 73,602 —
Voya U.S. Stock Index Portfolio -
Class I
58,670,860 12,926,349 (10,677,627) 7,115,301 68,034,883 52,419 334,085 4,837,096
VY
®
Invesco Comstock Portfolio -
Class I
4,900,836 863,136 (447,326) 232,542 5,549,188 4,727 30,809 474,672
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
8,068,046 5,495,375 (1,222,866) 1,421,926 13,762,481 57,111 (186,669) 158,193
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
4,782,021 3,074,602 (2,188,456) 720,088 6,388,255 — (570,750) 623,783
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,772,868 1,010,111 (1,753,429) 471,480 5,501,030 — 171,025 491,816
$ 150,314,587 $ 48,006,588 $ (46,235,968) $ 17,931,969 $ 170,017,176 $ 247,604 $ 118,910 $ 7,184,595
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 25,585,525
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 25,585,525